Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Gain (loss) on disposition of assets	$ 6	$ 223
Gain on re-measurement of previously held interest	0	22
Other components of net benefit cost (note 28)	64	52
Interest income and other revenue	11	9
Total other income	$ 81	$ 306